CASH FLOWS STATEMENT - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operations
Net Income (Loss)	$ (504,968)	$ 41,320	$ (384,025)	$ 357,963	$ 242,634	$ 301,603
Adjustments to reconcile net income (loss)
Accounts Receivable from customers	43,847	(19,879)	55,860	(119,274)	(3,078,333)	1,483,264
Accounts Receivable from others	(500,000)	395,331	(500,000)	(395,331)
Other Assets	570,695	(271,405)	(1,189,851)	(4,510,830)
Payable	75,683	(233,610)	(356,961)	(251,766)	198,841	(63,629)
Total Adjustments to reconcile net income (loss)	190,225	(129,563)	(1,990,952)	(5,277,201)	(2,879,492)	1,419,635
Net cash from the current year operations	(314,743)	(88,243)	(2,374,977)	(4,919,238)	(2,636,858)	1,710,355
Investing
Common Stock	9,875		396,025	2,444,714	2,718,467	(450,573)
Preferred A Stock		0		0		(400)
Additional Capital					(1,463,131)	675,814
Net cash provided by investing activities	9,875	0	396,025	2,444,714	1,255,336	224,841
Financing
Third Party Loan	640	2,514	1,920	301,295	(206,974)	(172,641)
Notes Payable	268,332		1,461,082	1,837,200	1,918,350	(1,655,624)
Net cash provided by financing activities	268,972	2,514	1,463,002	2,138,495	1,711,376	(1,828,265)
Net change in cash and cash equivalents	(35,896)	(85,729)	(515,950)	(336,029)	329,854	106,931
Cash and cash equivalents, beginning of period	104,372	334,126	584,426	584,426	584,426	147,640
Cash and cash equivalents, ending of period	$ 68,476	$ 248,397	$ 68,476	$ 248,397	$ 584,426	$ 584,426